Acquisition (Details) - USD ($)		12 Months Ended
	Sep. 01, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	May 25, 2021
Business Acquisition [Line Items]
Issuance of ordinary shares for acquisition of new subsidiary (In shares)	2,900,000
Net income		$ (1,400,292)	$ 3,498,005	$ 9,975,225
Revenue from Contract with Customer, Including Assessed Tax		23,050,619	$ 29,168,546	$ 28,601,071
Jisen Information
Business Acquisition [Line Items]
Issuance of ordinary shares for acquisition of new subsidiary (In shares)	2,900,000
Net income		316,155
Revenue from Contract with Customer, Including Assessed Tax		$ 645,666
Jisen Information | Computer software copyrights
Business Acquisition [Line Items]
Estimated useful life of identifiable intangible assets acquired		5 years
Jisen Information
Business Acquisition [Line Items]
Percentage of interest acquired					100.00%
Jisen Information | Jisen Information
Business Acquisition [Line Items]
Percentage of interest acquired	100.00%
Issuance of ordinary shares for acquisition of new subsidiary (In shares)	2,900,000
Share price of ordinary shares issued for business combination	$ 1.60